Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.79%
Advertising–0.20%
Interpublic Group of Cos., Inc. (The)	31,000	$710,520
Omnicom Group, Inc.	8,655	694,304
		1,404,824
Agricultural & Farm Machinery–2.39%
AGCO Corp.	219,504	16,901,808
Asset Management & Custody Banks–1.96%
Affiliated Managers Group, Inc.	162,100	13,906,559
Auto Parts & Equipment–5.70%
Dana, Inc.	1,042,068	17,412,956
Delphi Technologies PLC	1,225,235	22,960,904
		40,373,860
Building Products–7.70%
Masco Corp.	604,136	24,630,625
Owens Corning	514,800	29,858,400
		54,489,025
Construction & Engineering–6.26%
AECOM(b)	876,290	31,502,626
Fluor Corp.	394,800	12,834,948
		44,337,574
Consumer Finance–1.47%
SLM Corp.	1,139,800	10,383,578
Distributors–3.15%
LKQ Corp.(b)	828,400	22,308,812
Diversified Banks–5.19%
Bank of America Corp.	383,294	11,759,460
Citigroup, Inc.	325,321	23,149,842
JPMorgan Chase & Co.	16,105	1,868,180
		36,777,482
Diversified Chemicals–4.17%
Chemours Co. (The)	614,575	11,719,945
Huntsman Corp.	867,700	17,831,235
		29,551,180
Electronic Manufacturing Services–2.78%
Flex Ltd.(b)	1,768,080	19,714,092
Environmental & Facilities Services–2.58%
Stericycle, Inc.(b)	397,468	18,267,629
Health Care Distributors–2.19%
McKesson Corp.	111,700	15,520,715
Shares		Value
Health Care Facilities–2.11%
Brookdale Senior Living, Inc.(b)	1,918,485	$14,944,998
Health Care Services–1.39%
Cigna Corp.	58,000	9,855,360
Homebuilding–0.21%
D.R. Horton, Inc.	31,600	1,451,388
Hotels, Resorts & Cruise Lines–0.31%
Norwegian Cruise Line Holdings Ltd.(b)	44,500	2,200,080
Household Products–2.04%
Spectrum Brands Holdings, Inc.(b)	287,671	14,415,194
Industrial Conglomerates–3.32%
Carlisle Cos., Inc.	163,200	23,535,072
Investment Banking & Brokerage–2.95%
Goldman Sachs Group, Inc. (The)	94,900	20,890,337
Life & Health Insurance–0.06%
MetLife, Inc.	8,000	395,360
Managed Health Care–2.34%
Anthem, Inc.	56,200	16,557,082
Metal & Glass Containers–4.50%
Crown Holdings, Inc.(b)	498,300	31,896,183
Oil & Gas Exploration & Production–8.90%
Apache Corp.	223,100	5,448,102
Diamondback Energy, Inc.	146,000	15,100,780
Noble Energy, Inc.	670,300	14,800,224
Parsley Energy, Inc., Class A(b)	798,300	13,243,797
Pioneer Natural Resources Co.	104,600	14,438,984
		63,031,887
Oil & Gas Refining & Marketing–2.24%
Marathon Petroleum Corp.	281,800	15,890,702
Other Diversified Financial Services–2.01%
AXA Equitable Holdings, Inc.	632,000	14,207,360
Paper Packaging–3.69%
Sealed Air Corp.	625,900	26,156,361
Pharmaceuticals–3.39%
Mylan N.V.(b)	827,500	17,294,750
Novartis AG (Switzerland)	72,900	6,684,864
		23,979,614
Steel–2.40%
Allegheny Technologies, Inc.(b)	781,321	17,009,358

See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Shares		Value
Systems Software–3.33%
Oracle Corp.	419,200	$23,600,960
Thrifts & Mortgage Finance–5.86%
MGIC Investment Corp.(b)	1,942,616	24,962,616
Radian Group, Inc.	725,449	16,540,237
		41,502,853
Total Common Stocks & Other Equity Interests (Cost $676,720,397)		685,457,287
Money Market Funds–3.28%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)	8,143,544	8,143,544
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)	5,815,501	$5,817,827
Invesco Treasury Portfolio, Institutional Class, 2.15%(c)	9,306,908	9,306,908
Total Money Market Funds (Cost $23,266,579)		23,268,279
TOTAL INVESTMENTS IN SECURITIES–100.07% (Cost $699,986,976)		708,725,566
OTHER ASSETS LESS LIABILITIES–(0.07)%		(516,984)
NET ASSETS–100.00%		$708,208,582
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$678,772,423	$6,684,864	$—	$685,457,287
Money Market Funds	23,268,279	—	—	23,268,279
Total Investments	$702,040,702	$6,684,864	$—	$708,725,566
Invesco Value Opportunities Fund